Reimbursement of Tariff Subsidies	12 Months Ended
Dec. 31, 2023
Reimbursement Of Tariff Subsidies
Reimbursement of Tariff Subsidies
12.
REIMBURSEMENT OF TARIFF SUBSIDIES

The Company recognizes as revenue from tariff subsidies the amounts applying to (i) the tariffs paid by users of public electricity distribution service provided from incentive-bearing sources; (ii) rural supply; (iii) nocturnal irrigation; (iv) generation by incentive-bearing sources; and (v) public service. These amounts are reimbursed by transfers of funds from the Energy Development Account (Conta de Desenvolvimento Energético – CDE). Also reimbursed from the CDE are: (i) subsidies for low-income users; (ii) the subsidy related to the Electricity Compensation System (SCEE), which ANEEL released for application in the Tariff Review of 2023 for compensation of distributed generation; and (iii) the allowance for the amounts contributed by Eletrobras or its subsidiaries under CNPE Resolution 15/2021, transferred on to holders of electricity distribution concessionaries and permissionaries.

In 2023, (i) the revenue from subsidies reimbursed via the CDE was R$ 1,565 (R$1,689 in 2022); and (ii) the other subsidies – which include the ‘Flag Tariffs’, and the Program to Incentivize Voluntary Reduction of Electricity Consumption – totaled R$78 (R$284 in 2022). Of this amount, the Company has a receivable of R$196 (R$159 on December 31, 2022), recognized in current assets under "Other assets", of which R$187 from Cemig D and R$9 from Cemig GT.